Net (loss) / income per share attributable to the Company (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	For the three months ended June 30, 2021, we included the dilutive effect of the warrants and excluded all potentially dilutive restricted stock units and LLC units in calculating diluted net income / (loss) per share attributable to the Company as the effect was antidilutive.

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Numerator
Net (loss) / income attributable to the Company - basic	$(658,739)	$6,597	$(1,829,922)	$(54,050)
Net loss attributable to the Company - diluted (1)	$(658,739)	$(32,751)	$(1,829,922)	$(54,050)
Denominator
Weighted average shares – basic	725,860,062	723,712,382	724,923,906	723,712,382
Weighted average shares – diluted (2)	725,860,062	728,026,983	724,923,906	723,712,382
Net (loss) / income per share attributable to the Company
Basic	$(0.91)	$0.01	$(2.52)	$(0.07)
Diluted	$(0.91)	$(0.04)	$(2.52)	$(0.07)

(1)
The numerator used in the calculation of diluted net income / (loss) per share attributable to the Company for the three months ended June 30, 2021 has been adjusted to exclude the $39,348 fair value gain on the warrant liabilities.
(2)
The denominator used in the calculation of diluted net income / (loss) per share attributable to the Company for the three months ended June 30, 2021 has been adjusted to include an additional 4,314,601 shares representing the dilutive effect of the warrants.